Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, beginning balance	$ 696		$ 696	$ 667	$ 667
Effects of Foreign Currency	(34)		(34)		29	$ (76)
Goodwill impairment	(662)		(662)			(261)
Goodwill, ending balance					$ 696	$ 667